Share-based Compensation	12 Months Ended
Dec. 31, 2017
Share-based Compensation
Share-based Compensation

Note 13. Share-based Compensation

Share-based Compensation Plans

In July 2015, the Company adopted the Neos Therapeutics, Inc. 2015 Stock Option and Incentive Plan (“2015 Plan”) which became effective immediately prior to the closing of the IPO and initially had 767,330 shares of common stock reserved for issuance. On January 1, 2016 and each January 1 thereafter, the number of shares of common stock reserved and available for issuance under the 2015 Plan shall be cumulatively increased by five percent of the number of shares of stock issued and outstanding on the immediately preceding December 31 or such lesser number of shares determined by the administrator of the 2015 Plan. Accordingly, on January 1, 2018 and 2017, the Company added 1,449,847 shares and 803,049 shares, respectively, to the option pool. The 2015 Plan superseded the Neos Therapeutics, Inc. 2009 Equity Plan (“2009 Plan”), originally adopted in November 2009 and which had 1,375,037 shares reserved and available for issuance. Effective upon closing of the IPO, the Company’s board of directors determined not to grant any further awards under the 2009 Plan.

The shares of common stock underlying any awards that are forfeited, canceled, reacquired by the Company prior to vesting, satisfied without the issuance of stock or otherwise terminated (other than by exercise) under the 2009 Plan will be added to the shares of common stock available under the 2015 Plan. This number is subject to adjustment in the event of a stock split, stock dividend or other change in the Company’s capitalization. The 2015 Plan is administered by the Company’s compensation committee. The Company’s compensation committee has full power to select, from among the individuals eligible for awards, the individuals to whom awards will be granted, to make any combination of awards to participants and to determine the specific terms and conditions of each award, subject to the provisions of the 2015 Plan. The Company’s compensation committee may delegate authority to grant certain awards to the Company’s chief executive officer. Through December 31, 2017, the Company has granted options, restricted stock and RSUs. The exercise price per share for the stock covered by a stock award granted shall be determined by the administrator at the time of grant but shall not be less than 100 percent of the fair market value on the date of grant. Unexercised stock awards under the 2015 Plan expire after the earlier of 10 years or termination of employment, except in the case of any unexercised vested options, which generally expire 90 days after termination of employment.

The 2009 Plan allowed the Company to grant options to purchase shares of the Company’s common stock and to grant restricted stock awards to members of its management and selected members of the Company’s board of directors. Restricted stock awards are recorded as deferred compensation and amortized into compensation expense, on a straight-line basis over a defined vesting period ranging from 1 to 48 months. Options were granted to officers, employees, nonemployee directors and consultants, and independent contractors of the Company. The Company also granted performance based awards to selected management. The performance options vested over a three-year period based on achieving certain operational milestones and the remaining options vest in equal increments over periods ranging from two to four years. Unexercised options under the 2009 Plan expire after the earlier of 10 years or termination of employment, except in the case of any unexercised vested options, which generally expire 90 days after termination of employment. All terminated options are available for reissuance under the 2015 Plan. Since the inception of the 2015 Plan through December 31, 2017, 9,304 shares related to forfeited 2009 Plan options and 33,801 shares related to the surrender of restricted stock were added to the shares available under the 2015 Plan. During year ended December 31, 2017, 1,804 shares related to forfeited 2009 Plan options and 14,895 shares related to the surrender of restricted stock were added to the shares available under the 2015 Plan. As of December 31, 2017, 594,665 shares of common stock remain available for grant under the 2015 Plan.

Share-based Compensation Expense

The Company has reported share-based compensation expense for the years ended December 31, 2017, 2016 and 2015, respectively, in its condensed consolidated statements of operations as follows:

	Year Ended December 31,
	2017	2016	2015
	(in thousands)
Cost of goods sold	$390	$311	$112
Research and development	394	304	73
Selling and marketing	913	723	211
General and administrative	2,354	2,122	785

	$4,051	$3,460	$1,181

The total share based compensation expense included in the table above is attributable to stock options, RSUs and restricted stock of $3.9 million, $86,000 and $71,000, respectively, for the year ended December 31, 2017. The total share based compensation expense included in the table above is attributable to stock options and restricted stock of $3.4 million and $91,000, respectively, for the year ended December 31, 2016. The total share based compensation expense included in the table above is attributable to stock options and restricted stock of $1.1 million and $94,000, respectively, for the year ended December 31, 2015.

As of December 31, 2017, there was $6.5 million of compensation costs adjusted for any estimated forfeitures, related to non-vested stock options and RSUs granted under the Company’s equity incentive plans not yet recognized in the Company’s financial statements. The unrecognized compensation cost is expected to be recognized over a weighted average period of 2.0 years for stock options and 3.4 years for RSUs. There is no unrecognized compensation cost associated with grants of restricted stock.

Stock Options

During the year ended December 31, 2017, the Company’s board of directors granted 570,432 options.

The Company estimates the fair value of all stock options on the grant date by applying the Black-Scholes option pricing valuation model. The application of this valuation model involves assumptions that are highly subjective, judgmental and sensitive in the determination of compensation cost. Prior to the IPO, given the absence of an active market for the Company’s common stock prior to its IPO, the Company’s board of directors was required to estimate the fair value of its common stock at the time of each option grant primarily based upon valuations performed by a third-party valuation firm.

The weighted-average key assumptions used in determining the fair value of options granted during the period indicated are as follows:

	Year Ended December 31,
	2017	2016	2015
Estimated dividend yield	0%	0%	0%
Expected stock price volatility	60%	60%	60%
Weighted-average risk-free interest rate	2.01%	1.18%	1.60%
Expected life of option in years	6.06	6.15	5.00
Weighted-average option fair value at grant	$4.090	$5.800	$9.723

A summary of outstanding and exercisable options as of December 31, 2017, 2016 and 2015, and the activity from December 31, 2014 through December 31, 2017, is presented below:

	Number of Options	Weighted-Average Exercise Price	Intrinsic Value
			(in thousands)
Outstanding at December 31, 2014	511,775	$3.684	$2,883

Exercisable at December 31, 2014	150,109	$1.467	$1,179

Granted	883,537	18.789
Exercised	(38,307)	1.928
Expired, forfeited or cancelled	(4,722)	2.547

Outstanding at December 31, 2015	1,352,283	$13.607	$964

Exercisable at December 31, 2015	229,000	$3.385	$2,504

Granted	859,257	10.385
Exercised	(10,886)	1.231
Expired, forfeited or cancelled	(93,310)	17.780

Outstanding at December 31, 2016	2,107,344	$12.173	$1,128

Exercisable at December 31, 2016	595,424	$9.715	$881

Granted	570,432	7.220
Exercised	(1,249)	0.223
Expired, forfeited or cancelled	(221,554)	10.325

Outstanding at December 31, 2017	2,454,973	$11.195	$4,764

Exercisable at December 31, 2017	1,137,766	$10.919	$2,890

The weighted-average remaining contractual life of options outstanding and exercisable on December 31, 2017 was 7.9 and 7.2 years, respectively. The option exercise price for all options granted in the year ended December 31, 2017 ranged from $7.00 to $9.10 per share.

Restricted Stock Units

On May 1, 2017, the Company granted 78,750 RSUs to members of its management which vest in four equal annual installments, beginning May 1, 2018. On October 2, 2017, the Company granted 6,250 RSUs to a member of its management which vest in four equal annual installments, beginning October 2, 2018. The Company had not issued any RSUs previously.

A summary of outstanding RSUs as of December 31, 2017 and 2016 and the activity from December 31, 2016 through December 31, 2017, is presented below:

	Number of RSUs	Weighted-Average Fair Value
Outstanding at December 31, 2016	—	$—

Granted	85,000	$7.15
Exercised	—	—
Expired, forfeited or cancelled	—	—

Outstanding at December 31, 2017	85,000	$7.15

The weighted-average remaining contractual life of RSUs outstanding on December 31, 2017 was 9.4 years.

Restricted stock

The Company did not issue any shares of restricted stock for the years ended December 31, 2017, 2016 and 2015. On October 16, 2017, October 17, 2016 and October 16, 2015, 14,895 shares, 9,709 shares and 9,197 shares, respectively, of restricted stock were surrendered by the holder to the Company to cover taxes associated with vesting of restricted stock. The surrendered shares of restricted stock were added to the shares available under the 2015 Plan.

The Company had no unvested restricted stock as of December 31, 2017, and had 35,513 and 71,025 shares of unvested restricted stock with a weighted average fair value of $2.55 and $2.55 as of December 31, 2016 and 2015, respectively. For the years ended December 31, 2017, 2016 and 2015, there were no shares of restricted stock granted or forfeited.